PROSPECTUS SUPPLEMENT                                       75739  9/01
dated September 14, 2001 to:

Putnam International Core Fund (the "fund")
Prospectus dated May 30, 2001

In the section entitled "Who manages the fund?" the second paragraph is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

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Manager                  Since        Experience
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Joseph P. Joseph         2000         1994 - Present   Putnam Management
Managing Director
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Andrew Graham
Senior Vice President    2000         1999 - Present   Putnam Management
                                      Prior to Oct.    Scottish Widows
                                      1999             Investment Management
                                      Prior to Feb.    Zurich Investment
                                      1998             Management
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Fabrice Bay
Senior Vice President    2001         2001 - Present   Putnam Management
                                      Prior to April   Deutsche Bank
                                      2001             Equities A.G.
                                      Prior to June    Lobard Odier
                                      1999             International Portfolio
                                                       Management
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